Leases (Tables)	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Summary of Non-Cancelable Operating Leases

The Company primarily has non-cancelable operating leases for its headquarters in New York and its offices in New York, Greenwich, Menlo Park and London. Upon the adoption of ASC 842, the Company did not restate prior periods and therefore, comparative period ended March 31, 2020 is not presented below.

Lease Costs	Three Months Ended March 31, 2021
Operating lease costs	$1,316

Net Lease Costs	$1,316

Supplement Lease Cash Flow Information	Three Months Ended March 31, 2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$1,373

Lease Term and Discount Rate	March 31, 2021
Weighted average remaining lease terms:
Operating leases	2.6 years

Weighted average discount rate:
Operating leases	5.3%

Summary of Maturity of Lease Liabilities

Maturity of Lease Liabilities	Operating Leases (1)
April 1 to December 31, 2021	$4,106
2022	5,424
2023	4,406
2024	77

Total lease payments	14,013
Imputed interest	(838)

Total Lease Liabilities	$13,175